Long-Term Debt - NOK Senior Unsecured Bonds - Additional Information (Details) $ in Thousands, kr in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)
Debt Instrument [Line Items]
Carrying amount of bonds	$ 1,394,856		$ 1,481,936
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr		kr 2.9		kr 3.1
Carrying amount of bonds	$ 323,193		$ 355,514
Unsecured Debt | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 331,000
Unsecured Debt | Minimum | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	5.74%	5.74%
Unsecured Debt | Maximum | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	7.89%	7.89%
Unsecured Debt | NIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.60%